CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)		Common Stock		Additional Paid-In Capital		Treasury Stock		Stockholders' Notes Receivable	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interest	Total
Beginning balance (in shares) at Dec. 31, 2021	[1]	273,002
Beginning balance at Dec. 31, 2021		$ 2,730	[1]	$ 32,024,100	[1]			$ (130,267)	$ 183,900	$ (27,208,186)	$ 161,439	$ 5,033,716
Beginning balance (in shares) at Dec. 31, 2021	[1]					3,768
Beginning balance at Dec. 31, 2021	[1]					$ 0
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock, including inducement (in shares)	[1]	32,700
Exercise of warrants to common stock, including inducement		$ 327	[1]	3,383,435	[1]							3,383,762
Exercise of options to common stock (in shares)	[1]	931
Exercise of options to common stock		$ 9	[1]	95,107	[1]							95,116
Issuance of common stock (in shares)	[1]	14,056
Issuance of common stock		$ 141	[1]	1,023,504	[1]							1,023,645
Issuance of common stock warrants				667,290	[1]							667,290
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)	[1]	2,932
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary		$ 30	[1]	(51,010)	[1]							(50,980)
Repayment of shareholders loan through in-kind services								111,720				111,720
Stock-based compensation				2,399,063	[1]							2,399,063
Currency translation adjustment									53,352			53,352
Ending balance (in shares) at Dec. 31, 2022	[1]	323,621
Ending balance at Dec. 31, 2022		$ 3,237	[1]	39,541,489	[1]	$ 0	[1]	(18,547)	237,252	(39,299,726)	161,439	$ 625,144
Ending balance (in shares) at Dec. 31, 2022						3,768	[1]					3,768
Ending balance at Dec. 31, 2022	[1]					$ 0						$ 0
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock, including inducement (in shares)	[1]	121,550
Exercise of warrants to common stock, including inducement		$ 1,216	[1]	621,338	[1]							622,554
Exercise of options to common stock (in shares)	[1]	116
Exercise of options to common stock		$ 1	[1]	1,999	[1]							2,000
Issuance of common stock (in shares)	[1]	87,498
Issuance of common stock		$ 875	[1]	7,463,437	[1]							7,464,312
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)	[1]	16,532				(2,796)
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary		$ 165	[1]	(24,821)	[1]							(24,656)
Reverse stock split rounding (in shares)	[1]	318
Reverse stock split rounding	[1]	$ 3		(3)
Repayment of shareholders loan through in-kind services								18,547				18,547
Stock-based compensation				305,350	[1]							305,350
Currency translation adjustment									(30,842)			(30,842)
Net income (loss) attributable to T Stamp Inc.										(4,752,980)		(4,752,980)
Ending balance (in shares) at Sep. 30, 2023	[1]	549,635
Ending balance at Sep. 30, 2023		$ 5,497	[1]	47,908,789	[1]	$ 0	[1]	0	206,410	(44,052,706)	161,439	4,229,429
Ending balance (in shares) at Sep. 30, 2023	[1]					972
Ending balance at Sep. 30, 2023	[1]					$ 0
Beginning balance (in shares) at Dec. 31, 2022	[1]	323,621
Beginning balance at Dec. 31, 2022		$ 3,237	[1]	39,541,489	[1]	$ 0	[1]	(18,547)	237,252	(39,299,726)	161,439	$ 625,144
Beginning balance (in shares) at Dec. 31, 2022						3,768	[1]					3,768
Beginning balance at Dec. 31, 2022	[1]					$ 0						$ 0
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock, including inducement (in shares)	[1]	182,750
Exercise of warrants to common stock, including inducement		$ 1,828	[1]	2,853,886	[1]							$ 2,855,714
Exercise of options to common stock (in shares)		116	[1]									82
Exercise of options to common stock		$ 1	[1]	1,999	[1]							$ 2,000
Issuance of common stock (in shares)	[1]	1,403				(1)
Issuance of common stock		$ 14	[1]	(14)	[1]							0
Issuance of common stock warrants				3,915,917	[1]					(3,915,917)		0
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)	[1]	13,853				(118)
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary		$ 139	[1]	(79,040)	[1]							(78,901)
Reverse stock split rounding (in shares)	[1]	316
Reverse stock split rounding		$ 3	[1]	(3)	[1]							0
Repayment of shareholders loan through in-kind services								18,547				18,547
Stock-based compensation				763,288	[1]							763,288
Currency translation adjustment									(97,582)			(97,582)
Ending balance (in shares) at Dec. 31, 2023	[1]	609,557
Ending balance at Dec. 31, 2023		$ 6,096	[1]	54,460,960	[1]	$ 0	[1]	0	139,670	(50,853,285)	161,439	$ 3,914,880
Ending balance (in shares) at Dec. 31, 2023						3,649	[1]					3,649
Ending balance at Dec. 31, 2023	[1]					$ 0						$ 0
Beginning balance (in shares) at Jun. 30, 2023	[1]	531,485
Beginning balance at Jun. 30, 2023		$ 5,315	[1]	47,141,784	[1]				188,206	(44,017,544)	161,439	3,479,200
Beginning balance (in shares) at Jun. 30, 2023	[1]					1,122
Beginning balance at Jun. 30, 2023	[1]					$ 0
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock, including inducement (in shares)	[1]	18,000
Exercise of warrants to common stock, including inducement		$ 180	[1]	620,820	[1]							621,000
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)	[1]	150				(150)
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary		$ 2	[1]	(1,855)	[1]							(1,853)
Stock-based compensation				148,040	[1]							148,040
Currency translation adjustment									18,204			18,204
Net income (loss) attributable to T Stamp Inc.										(35,162)		(35,162)
Ending balance (in shares) at Sep. 30, 2023	[1]	549,635
Ending balance at Sep. 30, 2023		$ 5,497	[1]	47,908,789	[1]	$ 0	[1]	0	206,410	(44,052,706)	161,439	4,229,429
Ending balance (in shares) at Sep. 30, 2023	[1]					972
Ending balance at Sep. 30, 2023	[1]					$ 0
Beginning balance (in shares) at Dec. 31, 2023	[1]	609,557
Beginning balance at Dec. 31, 2023		$ 6,096	[1]	54,460,960	[1]	$ 0	[1]	$ 0	139,670	(50,853,285)	161,439	$ 3,914,880
Beginning balance (in shares) at Dec. 31, 2023						3,649	[1]					3,649
Beginning balance at Dec. 31, 2023	[1]					$ 0						$ 0
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock, including inducement (in shares)	[1]	158,800
Exercise of warrants to common stock, including inducement		$ 1,588	[1]	(1,588)	[1]							0
Termination of common stock warrant agreement				(483,560)	[1]							$ (483,560)
Exercise of options to common stock (in shares)		125,333	[1]									0
Exercise of options to common stock		$ 1,253	[1]	3,476,534	[1]							$ 3,477,787
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)												3,649
Deemed dividend related to inducement transactions				(1,939,439)	[1]							$ (1,939,439)
Issuance of common stock, prefunded warrants, and common stock warrants, net of fees		$ 211	[1]	(57,203)	[1]							(56,992)
Issuance of common stock, prefunded warrants, and common stock warrants, net of fees (In shares)	[1]	21,113				(3,649)
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary		$ 3,399	[1]	4,342,703	[1]							4,346,102
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)	[1]	339,847
Stock-based compensation				956,603	[1]							956,603
Currency translation adjustment									(53,234)			(53,234)
Net income (loss) attributable to T Stamp Inc.										(4,593,406)		(4,593,406)
Ending balance (in shares) at Sep. 30, 2024	[1]	1,254,650
Ending balance at Sep. 30, 2024		$ 12,547	[1]	60,755,010	[1]	$ 0	[1]		86,436	(55,446,691)	161,439	$ 5,568,741
Ending balance (in shares) at Sep. 30, 2024						0	[1]					0
Ending balance at Sep. 30, 2024	[1]											$ 0
Beginning balance (in shares) at Jun. 30, 2024	[1]	758,943
Beginning balance at Jun. 30, 2024		$ 7,590	[1]	56,697,964	[1]	$ 0	[1]		175,059	(56,130,215)	161,439	911,837
Increase (Decrease) in Stockholders' Equity
Exercise of prefunded warrants to common stock (in shares)	[1]	63,860
Exercise of prefunded warrants to common stock		$ 639	[1]	(639)	[1]							0
Exercise of warrants to common stock, including inducement (in shares)	[1]	125,333
Exercise of warrants to common stock, including inducement		$ 1,253	[1]	3,476,534	[1]							3,477,787
Termination of common stock warrant agreement				(483,560)	[1]							$ (483,560)
Exercise of options to common stock (in shares)												0
Issuance of common stock (in shares)	[1]	306,514
Issuance of common stock		$ 3,065	[1]	2,652,557	[1]							$ 2,655,622
Deemed dividend related to inducement transactions				(1,939,439)	[1]							(1,939,439)
Stock-based compensation				351,593	[1]							351,593
Currency translation adjustment									(88,623)			(88,623)
Net income (loss) attributable to T Stamp Inc.										683,524		683,524
Ending balance (in shares) at Sep. 30, 2024	[1]	1,254,650
Ending balance at Sep. 30, 2024		$ 12,547	[1]	$ 60,755,010	[1]	$ 0	[1]		$ 86,436	$ (55,446,691)	$ 161,439	$ 5,568,741
Ending balance (in shares) at Sep. 30, 2024						0	[1]					0
Ending balance at Sep. 30, 2024	[1]											$ 0

[1]	After giving effect to the 15 for 1 reverse stock split effected on January 6, 2025.